EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in obligation (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Cost of service	R$ 4,964	R$ 3,302	R$ 4,144
Interest expense	11,311	10,656	11,082
Present value of the defined benefit obligations
EMPLOYEE BENEFITS
Obligation at the beginning of the year	298,989	272,959	316,364
Cost of service	4,964	3,302	4,144
Interest expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Contributions from participants	2,349	2,088	1,496
Payment of benefits	(20,870)	(15,331)	(18,655)
Gain (loss) on remeasurement	(23,533)	11,202	(40,841)
Exchange variations	90,394	16,830	40,109
Obligation at the end of the year	R$ 362,944	R$ 298,989	R$ 272,959